ACCUMULATED OTHER COMPREHENSIVE INCOME ATTRIBUTABLE TO NBG SHAREHOLDERS (Details) In Thousands, unless otherwise specified					12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 EUR (€)		Dec. 31, 2011 Accumulated Translation Adjustment Member EUR (€)	Dec. 31, 2010 Accumulated Translation Adjustment Member EUR (€)	Dec. 31, 2009 Accumulated Translation Adjustment Member EUR (€)	Dec. 31, 2011 Accumulated Net Unrealized Investment Gain Loss Member EUR (€)	Dec. 31, 2010 Accumulated Net Unrealized Investment Gain Loss Member EUR (€)	Dec. 31, 2009 Accumulated Net Unrealized Investment Gain Loss Member EUR (€)	Dec. 31, 2011 Accumulated Defined Benefit Plans Adjustment Member EUR (€)	Dec. 31, 2010 Accumulated Defined Benefit Plans Adjustment Member EUR (€)	Dec. 31, 2009 Accumulated Defined Benefit Plans Adjustment Member EUR (€)	Dec. 31, 2011 Accumulated Other Comprehensive Income (Loss) EUR (€)	Dec. 31, 2010 Accumulated Other Comprehensive Income (Loss) EUR (€)	Dec. 31, 2009 Accumulated Other Comprehensive Income (Loss) EUR (€)
Balance, January 1	$ (2,564,595)	€ (1,938,578)	€ (3,385,596)	[1]	€ (598,822)	€ (780,921)	€ (725,131)	€ (2,651,553)	€ (586,317)	€ (797,461)	€ (135,221)	€ (149,889)	€ (174,247)	€ (3,385,596)	€ (1,517,127)	€ (1,696,839)
Changes					(925,522)	182,099	(55,790)	2,343,084	(2,065,236)	211,144	29,456	14,668	24,358	1,447,018	(1,868,469)	179,712
Balance, June 30	$ (2,564,595)	€ (1,938,578)	€ (3,385,596)	[1]	€ (1,524,344)	€ (598,822)	€ (780,921)	€ (308,469)	€ (2,651,553)	€ (586,317)	€ (105,765)	€ (135,221)	€ (149,889)	€ (1,938,578)	€ (3,385,596)	€ (1,517,127)

[1]	As restated. See Note 43 for more information.